RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 1,204,258	$ 1,235,000
Series Seven [Member]
Management Fees Paid	0	0
Series Nine [Member]
Management Fees Paid	390,944	85,000
Series Ten [Member]
Management Fees Paid	415,000	0
Series Eleven [Member]
Management Fees Paid	50,000	300,000
Series Twelve [Member]
Management Fees Paid	160,100	300,000
Series Fourteen [Member]
Management Fees Paid	$ 188,214	$ 550,000